Supplement to the
Fidelity Freedom® Blend Funds
Class K
May 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

Effective September 9, 2025, Fidelity Freedom® Blend Income Fund will be renamed Fidelity Freedom® Blend Retirement Fund. All references to the former name are replaced with the new name as appropriate.

FBF-K-SSTK-0925-100-1.9921268.100	September 9, 2025

Supplement to the
Fidelity Freedom® Blend Funds
Class K6
May 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

Effective September 9, 2025, Fidelity Freedom® Blend Income Fund will be renamed Fidelity Freedom® Blend Retirement Fund. All references to the former name are replaced with the new name as appropriate.

FBFK6-SSTK-0925-100-1.9921269.100	September 9, 2025

Supplement to the
Fidelity Freedom® Blend Funds
Premier Class
May 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

Effective September 9, 2025, Fidelity Freedom® Blend Income Fund will be renamed Fidelity Freedom® Blend Retirement Fund. All references to the former name are replaced with the new name as appropriate.

FBF-PR-SSTK-0925-100-1.9921270.100	September 9, 2025

Supplement to the
Fidelity Freedom® Blend Funds
Class A, Class M, Class C, Class I, and Class Z
May 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

Effective September 9, 2025, Fidelity Freedom® Blend Income Fund will be renamed Fidelity Freedom® Blend Retirement Fund. All references to the former name are replaced with the new name as appropriate.

AFBF-SSTK-0925-100-1.9921267.100	September 9, 2025

Supplement to the
Fidelity Freedom® Blend Funds
May 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

Effective September 9, 2025, Fidelity Freedom® Blend Income Fund will be renamed Fidelity Freedom® Blend Retirement Fund. All references to the former name are replaced with the new name as appropriate.

FBF-SSTK-0925-100-1.9921271.100	September 9, 2025